Commitments and Contingencies (Details 6)	12 Months Ended
Dec. 31, 2012
Product Liability - Filters
Product Liability Litigation
Number of customers who obtained an order in the French Courts against SAS 3M Purification	1
Number of customers who filed a lawsuit against 3M Deutshland GmbH	1
Number of other customers the Company has resolved claims with	2
Product Liability Litigation - EDF
Product Liability Litigation
Number of lawsuits filed	1
Estimated time commercial court may take to render decision, low end of range	6 months
Estimated time commercial court may take to render decision, high end of range	1 year